Taxation (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended	13 Months Ended	16 Months Ended	1 Months Ended	16 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Shanghai Miyuan	Jan. 31, 2013 Shanghai Miyuan	Dec. 31, 2013 Beijing Miyuan	Jan. 31, 2014 Beijing Miyuan Starting from January 2014	Dec. 31, 2013 Beijing Aizhenxin	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Business Tax, Value Added Tax and Surcharges
Business tax and surcharges rate (as a percent)									0.00%	8.60%
Business tax and surcharges	17,090	14,242	12,176
Transition from PRC Business Tax to PRC Value Added Tax
Value Added Tax rate (as a percent)				6.00%	3.00%	3.00%	6.00%	3.00%